SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2022	Oct. 02, 2021	Oct. 01, 2022	Oct. 02, 2021	Jan. 01, 2022	Jan. 02, 2021
Income Tax Disclosure [Abstract]
Federal
State					84	190
Foreign
Total current tax expense					84	190
Federal					14	(76)
State					66	27
Foreign					(521)	(241)
Total deferred tax expense					(441)	(290)
Total tax benefit	$ (62)	$ (131)	$ (65)	$ (102)	$ 357	$ 100